UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21836

Giant 5 Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Blvd., Suite 111, Colorado Springs, CO 80920
(Address of principal executive offices)             (Zip code)

The Willis Group, 1155 Kelly Johnson Blvd., Suite 111, Colorado Springs, CO 80920
(Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: July 1, 2012 – June 30, 2013

Item 1. Proxy Voting Record

The Giant 5 Funds held no securities during the period covered by this report in which there was a shareholder vote.  Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Giant 5 Funds

By (Signature and Title)	/s/ Michael Willis
Michael Willis, President

Date	8/22/2013